LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non performing loans [Abstract]
90+ and Still Accruing		$ 0	$ 118
Non-Accrual		13,364	10,607
Total Non-performing Loans		13,364	10,725
Accrued interest included in recorded investment		0	2
Accrued Interest		500	600	$ 800
Interest Income		0	0	$ 0
Aging analysis of loans by class [Abstract]
Total		15,597	15,637
Loans not Past Due		1,597,764	1,504,250
Total loans recorded investment		1,613,361	1,519,887
Accrued interest included in recorded investment		5,113	4,837
Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		4,257	5,881
Accrued interest included in recorded investment		45	53
Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		2,659	1,555
Accrued interest included in recorded investment		19	17
Loans Past Due, 90+ days [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment		0	2
Aging analysis of loans by class [Abstract]
Total		8,681	8,201
Accrued interest included in recorded investment		0	2
Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		64	72
Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		5,049	4,765
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		805,995	750,267
Accrued interest included in recorded investment		1,978	1,869
Commercial [Member] | Income Producing - Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		628	1,027
Total Non-performing Loans		628	1,027
Aging analysis of loans by class [Abstract]
Total		383	1,059
Loans not Past Due		287,255	305,155
Total loans recorded investment		287,638	306,214
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	203
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	209
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		383	647
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	49
Non-Accrual		105	401
Total Non-performing Loans		105	450
Aging analysis of loans by class [Abstract]
Total		105	252
Loans not Past Due		51,670	44,231
Total loans recorded investment		51,775	44,483
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		74	0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		31	252
Commercial [Member] | Commercial and Industrial [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	69
Non-Accrual		4,430	2,028
Total Non-performing Loans		4,430	2,097
Aging analysis of loans by class [Abstract]
Total		1,551	952
Loans not Past Due		465,031	398,618
Total loans recorded investment		466,582	399,570
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		100	785
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,385	16
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		66	151
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		540,979	500,306
Accrued interest included in recorded investment	[1]	2,364	2,270
Mortgage [Member] | 1-4 Family [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		5,248	4,744
Total Non-performing Loans		5,248	4,744
Aging analysis of loans by class [Abstract]
Total		8,478	7,327
Loans not Past Due		306,063	269,880
Total loans recorded investment		314,541	277,207
Accrued interest included in recorded investment	[1]	1,466	1,396
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		2,361	1,943
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		869	640
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		5,248	4,744
Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		1,507	1,094
Total Non-performing Loans		1,507	1,094
Aging analysis of loans by class [Abstract]
Total		1,507	1,401
Loans not Past Due		101,541	114,619
Total loans recorded investment		103,048	116,020
Accrued interest included in recorded investment	[1]	450	477
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	307
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		1,507	1,094
Mortgage [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		222	187
Total Non-performing Loans		222	187
Aging analysis of loans by class [Abstract]
Total		371	237
Loans not Past Due		28,645	22,327
Total loans recorded investment		29,016	22,564
Accrued interest included in recorded investment	[1]	111	87
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		149	50
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		222	187
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		317	147
Total Non-performing Loans		317	147
Aging analysis of loans by class [Abstract]
Total		1,005	640
Loans not Past Due		54,232	50,618
Total loans recorded investment		55,237	51,258
Accrued interest included in recorded investment	[1]	226	196
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		470	439
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		218	54
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		317	147
Mortgage [Member] | Purchased Loans [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		0	2
Total Non-performing Loans		0	2
Aging analysis of loans by class [Abstract]
Total		15	12
Loans not Past Due		39,122	33,245
Total loans recorded investment		39,137	33,257
Accrued interest included in recorded investment	[1]	111	114
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		13	9
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		2	1
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	2
Installment [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		266,387	234,715
Accrued interest included in recorded investment	[1]	771	698
Installment [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		266	106
Total Non-performing Loans		266	106
Aging analysis of loans by class [Abstract]
Total		625	528
Loans not Past Due		12,025	16,707
Total loans recorded investment		12,650	17,235
Accrued interest included in recorded investment	[1]	54	78
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		311	315
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		48	107
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		266	106
Installment [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		289	443
Total Non-performing Loans		289	443
Aging analysis of loans by class [Abstract]
Total		568	823
Loans not Past Due		13,390	19,727
Total loans recorded investment		13,958	20,550
Accrued interest included in recorded investment	[1]	59	83
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		238	231
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		41	149
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		289	443
Installment [Member] | Loans Not Secured By Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		351	421
Total Non-performing Loans		351	421
Aging analysis of loans by class [Abstract]
Total		979	1,071
Loans not Past Due		236,022	193,680
Total loans recorded investment		237,001	194,751
Accrued interest included in recorded investment	[1]	638	520
Installment [Member] | Loans Not Secured By Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		533	567
Installment [Member] | Loans Not Secured By Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		95	83
Installment [Member] | Loans Not Secured By Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		351	421
Installment [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		1	2
Total Non-performing Loans		1	2
Aging analysis of loans by class [Abstract]
Total		10	20
Loans not Past Due		2,768	2,159
Total loans recorded investment		2,778	2,179
Accrued interest included in recorded investment	[1]	20	17
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		8	15
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		1	3
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		1	2
Payment Plan Receivables [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		0	34,599
Accrued interest included in recorded investment		$ 0	0
Payment Plan Receivables [Member] | Full Refund [Member]
Non performing loans [Abstract]
90+ and Still Accruing			0
Non-Accrual			2
Total Non-performing Loans			2
Aging analysis of loans by class [Abstract]
Total			556
Loans not Past Due			21,294
Total loans recorded investment			21,850
Payment Plan Receivables [Member] | Full Refund [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total			492
Payment Plan Receivables [Member] | Full Refund [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total			62
Payment Plan Receivables [Member] | Full Refund [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total			2
Payment Plan Receivables [Member] | Partial Refund [Member]
Non performing loans [Abstract]
90+ and Still Accruing			0
Non-Accrual			2
Total Non-performing Loans			2
Aging analysis of loans by class [Abstract]
Total			645
Loans not Past Due			5,834
Total loans recorded investment			6,479
Payment Plan Receivables [Member] | Partial Refund [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total			415
Payment Plan Receivables [Member] | Partial Refund [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total			228
Payment Plan Receivables [Member] | Partial Refund [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total			2
Payment Plan Receivables [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing			0
Non-Accrual			1
Total Non-performing Loans			1
Aging analysis of loans by class [Abstract]
Total			114
Loans not Past Due			6,156
Total loans recorded investment			6,270
Payment Plan Receivables [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total			110
Payment Plan Receivables [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total			3
Payment Plan Receivables [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total			$ 1

[1]	Credit scores have been updated within the last twelve months.